Supplement dated May 15, 2018
to the Prospectus (as previously supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia AMT-Free California Intermediate Muni Bond Fund	9/1/2017
Columbia AMT-Free Georgia Intermediate Muni Bond Fund	9/1/2017
Columbia AMT-Free Maryland Intermediate Muni Bond Fund	9/1/2017
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund	9/1/2017
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund	9/1/2017
Columbia AMT-Free Virginia Intermediate Muni Bond Fund	9/1/2017
Columbia Capital Allocation Moderate Aggressive Portfolio	6/1/2017
Columbia Capital Allocation Moderate Conservative Portfolio	6/1/2017
Columbia Convertible Securities Fund	7/1/2017
Columbia Global Strategic Equity Fund	6/1/2017
Columbia Large Cap Enhanced Core Fund	7/1/2017
Columbia Large Cap Growth Fund III	7/1/2017
Columbia Large Cap Index Fund	7/1/2017
Columbia Mid Cap Index Fund	7/1/2017
Columbia Mid Cap Value Fund	7/1/2017
Columbia Overseas Value Fund	7/1/2017
Columbia Select Global Growth Fund	7/1/2017
Columbia Select International Equity Fund	7/1/2017
Columbia Select Large Cap Equity Fund	7/1/2017
Columbia Short Term Bond Fund	8/1/2017
Columbia Short Term Municipal Bond Fund	9/1/2017
Columbia Small Cap Index Fund	7/1/2017
Columbia Small Cap Value Fund II	7/1/2017
Columbia Funds Series Trust I
Columbia Adaptive Retirement 2020 Fund	10/23/2017
Columbia Adaptive Retirement 2025 Fund	4/2/2018
Columbia Adaptive Retirement 2030 Fund	10/23/2017
Columbia Adaptive Retirement 2035 Fund	4/2/2018
Columbia Adaptive Retirement 2040 Fund	10/23/2017
Columbia Adaptive Retirement 2045 Fund	4/2/2018
Columbia Adaptive Retirement 2050 Fund	10/23/2017
Columbia Adaptive Retirement 2055 Fund	4/2/2018
Columbia Adaptive Retirement 2060 Fund	10/23/2017
Columbia Adaptive Risk Allocation Fund	8/1/2017
Columbia Alternative Beta Fund	10/1/2017
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund	3/1/2018
Columbia AMT-Free Intermediate Muni Bond Fund	3/1/2018
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund	3/1/2018
Columbia AMT-Free New York Intermediate Muni Bond Fund	3/1/2018
Columbia AMT-Free Oregon Intermediate Muni Bond Fund	11/1/2017
Columbia Balanced Fund	1/1/2018
Columbia Bond Fund	9/1/2017
Columbia Contrarian Core Fund	1/1/2018
Columbia Corporate Income Fund	9/1/2017
Columbia Disciplined Small Core Fund	1/1/2018
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Fund	Prospectus Dated
Columbia Diversified Absolute Return Fund	10/1/2017
Columbia Diversified Real Return Fund	6/1/2017
Columbia Dividend Income Fund	10/1/2017
Columbia Emerging Markets Fund	1/1/2018
Columbia Global Dividend Opportunity Fund	1/1/2018
Columbia Global Energy and Natural Resources Fund	1/1/2018
Columbia Global Technology Growth Fund	1/1/2018
Columbia Greater China Fund	1/1/2018
Columbia High Yield Municipal Fund	10/1/2017
Columbia Large Cap Growth Fund (Classes A, Adv, C, Inst, Inst2, Inst3, R, T, V)	11/1/2017
Columbia Mid Cap Growth Fund	1/1/2018
Columbia Multi-Asset Income Fund	9/1/2017
Columbia Pacific/Asia Fund	8/1/2017
Columbia Real Estate Equity Fund	5/1/2018
Columbia Select Large Cap Growth Fund	8/1/2017
Columbia Small Cap Growth Fund I	1/1/2018
Columbia Small Cap Value Fund I	9/1/2017
Columbia Strategic California Municipal Income Fund	3/1/2018
Columbia Strategic Income Fund	1/1/2018
Columbia Strategic New York Municipal Income Fund	3/1/2018
Columbia Tax-Exempt Fund	11/1/2017
Columbia Total Return Bond Fund	9/1/2017
Columbia U.S. Social Bond Fund	11/1/2017
Columbia U.S. Treasury Index Fund	9/1/2017
Columbia Funds Series Trust II
Columbia Absolute Return Currency and Income Fund	3/1/2018
Columbia Capital Allocation Aggressive Portfolio	6/1/2017
Columbia Capital Allocation Conservative Portfolio	6/1/2017
Columbia Capital Allocation Moderate Portfolio	6/1/2017
Columbia Commodity Strategy Fund	10/1/2017
Columbia Contrarian Asia Pacific Fund	3/1/2018
Columbia Contrarian Europe Fund	3/1/2018
Columbia Disciplined Core Fund	11/1/2017
Columbia Disciplined Growth Fund	11/1/2017
Columbia Disciplined Value Fund	11/1/2017
Columbia Dividend Opportunity Fund	10/1/2017
Columbia Emerging Markets Bond Fund	1/1/2018
Columbia Flexible Capital Income Fund	10/1/2017
Columbia Floating Rate Fund	11/1/2017
Columbia Global Bond Fund	3/1/2018
Columbia Global Equity Value Fund	7/1/2017
Columbia Global Infrastructure Fund	9/1/2017
Columbia Global Opportunities Fund	11/1/2017
Columbia Government Money Market Fund	11/1/2017
Columbia High Yield Bond Fund	10/1/2017
Columbia Income Builder Fund	6/1/2017
Columbia Income Opportunities Fund	11/1/2017
Columbia Inflation Protected Securities Fund	11/1/2017
Columbia Large Cap Value Fund	10/1/2017

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Fund	Prospectus Dated
Columbia Limited Duration Credit Fund	11/1/2017
Columbia Minnesota Tax-Exempt Fund	11/1/2017
Columbia Mortgage Opportunities Fund	10/1/2017
Columbia Overseas Core Fund	2/20/2018
Columbia Quality Income Fund	10/1/2017
Columbia Select Global Equity Fund	3/1/2018
Columbia Select Large-Cap Value Fund	10/1/2017
Columbia Select Smaller-Cap Value Fund	10/1/2017
Columbia Seligman Communications & Information Fund	10/1/2017
Columbia Seligman Global Technology Fund	3/1/2018
Columbia Small/Mid Cap Value Fund	3/1/2018
Columbia Strategic Municipal Income Fund	10/1/2017
Effective July 1, 2018 (the Effective Date), the following changes are hereby made to each Fund's Prospectus:
On the Effective Date, the following changes are made to the table under the heading "Share Class Features" in the "Choosing A Share Class" section and to the footnotes immediately following the table: the header of the second column in the table is revised by adding "Conversion Features(#)", the information related to Class C is revised; and a footnote (#) is added following the table. The above-referenced changes are reflected below:

Share Class	Eligible Investors(a); Minimum Initial Investments(b); Conversion Features(#)	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Sales Charge Reductions/Waivers	Maximum Distribution and/or Service Fees(d)
Class C	Eligibility: Available to the general public for investment
Minimum Initial Investment: $2,000 ($1,000 for IRAs; $100 for systematic investment plan accounts)
Purchase Order Limit for Tax-Exempt Funds: $499,999(f), none for omnibus retirement plans
Purchase Order Limit for Taxable Funds: $999,999(f); none for omnibus retirement plans
Conversion Feature: Yes. Effective July 1, 2018, Class C shares automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.(#)	None	1.00% on certain investments redeemed within one year of purchase(g)	Waivers : yes, on Fund distribution reinvestments. For additional waivers, see Choosing a Share Class — CDSC Waivers – Class A, Class C and Class V
				Financial intermediary-specific CDSC waivers are also available, see Appendix A	Distribution Fee: 0.75% Service Fee: 0.25%
(#)	For more information on the automatic conversion of Class C shares to Class A shares, see Choosing A Share Class - Sales Charges and Commissions - Class C Shares - Automatic Conversion to Class A Shares.
The rest of the section remains the same.
On the Effective Date, the second and the third paragraphs under the heading "Sales Charges and Commissions" in the "Choosing A Share Class" section are hereby superseded and replaced with the following:
As described in more detail below, Class A, Class T and Class V shares have a front-end sales charge, which is deducted from your purchase price when you buy your shares, and results in a smaller dollar amount being invested in the Fund than the purchase price you pay (unless you qualify for a waiver or (Class A shares and Class V shares only) reduction of the sales charge). The Fund’s other share classes do not have a front-end sales charge, so the full amount of your purchase price is invested in those classes. Class A shares have lower ongoing distribution and/or service fees than Class C and Class R shares of the Fund. Over time, Class C and Class R shares can incur distribution and/or service fees that are equal to or more than the front-end sales charge and the distribution and/or service fees you would pay for Class A shares. Although the full amount of your purchase price of Class C and Class R shares is invested in a Fund, your return on this money will be reduced by the expected higher annual expenses of Class C and Class R shares. In this regard, note that effective July 1, 2018, Class C shares will automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year

SUP000_00_065_(05/18)

anniversary of the Class C shares purchase date. No sales charge or other charges will apply in connection with this automatic conversion, and conversions are free from U.S. federal income tax. Once your Class C shares automatically convert to Class A shares, your total returns from an investment in the Fund may increase as a result of the lower operating costs of Class A shares. Class Adv, Class Inst, Class Inst2 and Class Inst3 shares of the Fund do not have distribution and/or service fees.
Whether the ultimate cost is higher for one share class over another depends on the amount you invest, how long you hold your shares, the fees (i.e., sales charges) and expenses of the class and whether you are eligible for reduced or waived sales charges, if available. The differential between classes also will vary depending on the actual investment return for any given investment period. You are responsible for choosing the share class most appropriate for you after taking into account your share class eligibility, class-specific features, and any applicable reductions in, or waivers of, sales charges. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges. We encourage you to consult with a financial advisor who can help you with your investment decisions. Please contact your financial intermediary for more information about services, fees and expenses, and other important information about investing in the Fund, as well as with any questions you may have about your investing options. In all instances, it is your responsibility to notify your financial intermediary or (for Direct-at-Fund Accounts, as defined below) the Fund at the time of purchase of any relationship or other facts that may qualify you for sales charge waivers or discounts.
The rest of the section remains the same.
On the Effective Date, the following sentence is added before the last sentence in the first paragraph under the heading "Class A Shares - Front-End Sales Charge" in the "Choosing A Share Class - Sales Charges and Commissions" section and after the first sentence in the first paragraph under the heading "Class A and Class V Shares Front-End Sales Charge Waivers" in the "Choosing A Share Class - Reductions/Waivers of Sales Charges" section:
Effective July 1, 2018, Class C shares automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date. Under this policy, the Class A shares sales charge is waived on Class C shares automatically converted to Class A shares.
The rest of the sections remains the same.
On the Effective Date, the following subsection is added after the subsection "Class C Shares - Front-End Sales Charge" in the "Choosing A Share Class - Sales Charges and Commissions" section:
Class C Shares — Automatic Conversion to Class A Shares
Effective July 1, 2018, eligible Class C shares of a Fund automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date. Class C shares held through a financial intermediary in an omnibus account will be converted provided that the intermediary is able to track purchases to credit individual shareholders’ holding periods. It is the financial intermediary's (and not the Fund's) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period. Not all financial intermediaries are able to track purchases to credit individual shareholders' holding periods. For example, group retirement plans held through third-party intermediaries that hold Class C shares in an omnibus account may not track participant level share lot aging. Please consult with your financial intermediary about your eligibility for Class C share conversion. Once your Class C shares automatically convert to Class A shares, your total returns from an investment in the Fund may increase as a result of the lower operating costs of Class A shares. The following rules apply to the automatic conversion of Class C shares to Class A shares:
■	Class C share accounts that are Direct-at-Fund Accounts and Networked Accounts for which the Transfer Agent (and not your financial intermediary) sends you Fund account transaction confirmations and statements, convert on or about the 15th day of the month (if the 15th is not a business day, then the next business day thereafter) that they become eligible for automatic conversion provided that the Fund has records that Class C shares have been held for the requisite time period.
■	For purposes of determining the month when your Class C shares are eligible for conversion, the start of the holding period is the first day of the month in which your purchase was made. Your financial intermediary may choose a different day of the month to convert Class C shares. Please contact your financial intermediary for more information on calculating the holding period.
■	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.
■	You’ll receive the same dollar value of Class A shares as the Class C shares that were automatically converted. Class C shares that you received from an exchange of Class C shares of another Fund will convert based on the day you bought the original shares.
■	No sales charge or other charges apply in connection with this automatic conversion, and conversions are free from U.S. federal income tax.
The rest of the section remains the same.

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On the Effective Date, the first paragraph under the heading "Eligible Accounts" in the "Choosing A Share Class - Reduction/Waivers of Sales Charges" section is hereby superseded and replaced with the following:
The following accounts are eligible for account value aggregation as described above, provided that they are invested in Class A (excluding, in the case of Direct-at-Fund Accounts, Funds that do not assess a front-end sales charge, including Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and Columbia U.S. Treasury Index Fund, unless such shares were purchased via an exchange from Class A shares of a Fund on which you paid the Class A share applicable front-end sales charge), Class C, Class E, Class Inst or Class V shares of a Fund, or non-retirement plan accounts invested in Class Adv or Class Inst2 shares of a Fund: individual or joint accounts; Roth and traditional Individual Retirement Accounts (IRAs); Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs); Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child; revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor; accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation; qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and investments in wrap accounts.
The rest of the section remains the same.
On the Effective Date, the first paragraph under the heading "Repurchases (Reinstatements)" in the "Choosing A Share Class - Reductions/Waivers of Sales Charges" section is hereby superseded and replaced with the following:
As noted in the table below, you can redeem shares of certain classes (see Redeemed Share Class below) and use such redemption proceeds to buy shares of the Corresponding Repurchase Class without paying an otherwise applicable sales charge and/or CDSC (other than, in the case of Direct-at-Fund Accounts, redemptions from Funds that do not assess a front-end sales charge, including Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and Columbia U.S. Treasury Index Fund, unless such shares were purchased via an exchange from Class A shares of a Fund on which you paid the Class A share applicable front-end sales charge) within 90 days, up to the amount of the redemption proceeds.
The rest of the section remains the same.
On the Effective Date, the second paragraph under the heading "Exchanging Shares" in the "Buying, Selling And Exchanging Shares" section is hereby superseded and replaced with the following:
You will be subject to a sales charge if, in a Direct-at-Fund Account, you exchange shares that have not previously paid a sales charge, including from Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia U.S. Treasury Index Fund or any other Columbia Fund that does not charge a front-end sales charge, into a Columbia Fund that does assess a sales charge. If you hold your Fund shares through certain financial intermediaries, you may have limited exchangeability among the Funds. Please contact your financial intermediary for more information.
The rest of the section remains the same.
On the Effective Date, the sixth bullet point under the heading "Other Exchange Rules You Should Know" in the "Buying, Selling And Exchanging Shares - Exchanging Shares" section is hereby superseded and replaced with the following:
■	A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time you purchased such shares. If you invest through a Direct-at-Fund Account in Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia U.S. Treasury Index Fund or any other Columbia Fund that does not impose a front-end sales charge and then you exchange into a Fund that does assess a sales charge, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Columbia Funds.
The rest of the section remains the same.
Effective June 1, 2018, Appendix A to each Fund's Prospectus is hereby superseded and replaced with the following information:
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges
As noted in the Choosing a Share Class section of the prospectus, the sales charge reductions and waivers available to investors who purchase and hold their Fund shares through different financial intermediaries may vary. This Appendix A describes financial intermediary-specific reductions and/or waiver policies applicable to Fund shares purchased and held through the particular financial intermediary. A reduction and/or waiver that is specific to a

SUP000_00_065_(05/18)

particular financial intermediary is not available to Direct-at-Fund Accounts or through another financial intermediary. These reductions and/or waivers may apply to purchases, sales, and exchanges of Fund shares. A shareholder transacting in Fund shares through a financial intermediary identified below should carefully read the terms and conditions of the reductions and/or waivers. Please consult your financial intermediary with respect to any sales charge reduction/waiver described below.
The financial intermediary-specific information below may be provided by, or compiled from or based on, information provided by the financial intermediaries noted. The Funds, the Investment Manager and the Distributor do not establish these financial intermediary-specific policies and are not responsible for ensuring that you receive any discounts or waivers that may be available to you.
Ameriprise Financial Services, Inc. (Ameriprise Financial Services)
The following information has been provided by Ameriprise Financial Services:
Class A Shares Front-End Sales Charge Waivers Available at Ameriprise Financial Services:
The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial Services:
Effective June 1, 2018, shareholders purchasing Fund shares through an Ameriprise Financial Services platform or account will be eligible for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in the Fund’s prospectus or SAI:
■	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■	Shares purchased through an Ameriprise Financial Services investment advisory program (if an Advisory or similar share class for such investment advisory program is not available).
■	Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial Services’ platform (if an Advisory or similar share class for such investment advisory program is not available).
■	Shares purchased through reinvestment of dividends and capital gain distributions when purchasing shares of the same Fund (but not any other fund within the same fund family).
■	Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
■	Employees and registered representatives of Ameriprise Financial Services or its affiliates and their immediate family members.
■	Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
■	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., rights of reinstatement).
Merrill Lynch Pierce, Fenner & Smith Incorporated (Merrill Lynch)
The following information has been provided by Merrill Lynch:
Shareholders purchasing Fund shares through a Merrill Lynch platform or account are eligible for the following sales charge waivers and discounts, which may differ from those disclosed elsewhere in the Fund’s prospectus or SAI:

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Class A Shares Front-End Sales Charge Discounts:
Merrill Lynch makes available breakpoint discounts on Class A shares of the Fund through:
■	Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
■	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable).
Class A Shares Front-End Sales Charge Waivers:
■	Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the plan is a group plan (more than one participant), the shares are not held in a commission-based brokerage account and shares are held in the name of the plan through an omnibus account
■	Shares purchased by or through a 529 Plan
■	Shares purchased through a Merrill Lynch affiliated investment advisory program
■	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
■	Shares of funds purchased through the Merrill Edge Self-Directed platform
■	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family)
■	Shares exchanged from Class C (i.e., level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date
■	Employees and registered representatives of Merrill Lynch or its affiliates and their family members
■	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus
■	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
CDSC Waivers on Class A and C Shares:
■	Shares redeemed following the death or disability of the shareholder
■	Shares sold as part of a systematic withdrawal plan as described in this prospectus
■	Redemptions that constitute a return of excess contributions from an IRA
■	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½
■	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
■	There will be no CDSC charged on the sale of Fund shares acquired through a right of reinstatement
■	The redemption of shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to Class A and Class C shares only).
Morgan Stanley Smith Barney, LLC (Morgan Stanley Wealth Management)
The following information has been provided by Morgan Stanley Wealth Management:
Effective July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the Fund’s Prospectus or SAI.
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management Effective July 1, 2018:
■	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

SUP000_00_065_(05/18)

■	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules
■	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
■	Shares purchased through a Morgan Stanley self-directed brokerage account
■	Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program
■	Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.
Class T Shares Front-End Sales Charge Waivers Available Through a Transactional Brokerage Account:
■	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans; however these plans are eligible to purchase Class T shares through a transactional brokerage account.
■	Morgan Stanley Wealth Management employee and employee-related accounts according to Morgan Stanley’s account linking rules.
■	Mutual fund shares exchanged from an existing position in the same fund as part of a share class conversion instituted by Morgan Stanley Wealth Management.
Additional Sales Charge Reductions and/or Waivers Available at Certain Financial Intermediaries
Shareholders purchasing Fund shares through a platform or account of RBC Capital Markets, LLC are eligible for the following sales charge waiver:
Class A Shares Front-End Sales Charge Waiver:
■	For employer-sponsored retirement plans held through a commissionable brokerage account, Class A shares are available at NAV (i.e., without a sales charge). For this purpose, employer-sponsored retirement plans include, but are not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
Shareholders should retain this Supplement for future reference.

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